As filed with the Securities and Exchange Commission on March 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
Schedule of Investments
January 31, 2008 (Unaudited)
		Number		% of Net
		of Shares	Value	Assets
COMMON STOCKS - 98.72%
Consumer Discretionary - 11.00%
1-800-Flowers.com, Inc. (a)		234,700	$1,833,007	2.04%
Fiat SPA - ADR (b)		72,800	1,682,568	1.87%
Gamestop Corp. (a)		55,300	2,860,669	3.18%
Nexstar Broadcasting Group, Inc. (a)		183,800	1,396,880	1.55%
Warnaco Group, Inc. (a)		59,300	2,128,277	2.36%
			9,901,401	11.00%
Consumer Staples - 6.61%
Cal-Maine Foods, Inc.		114,900	3,312,567	3.68%
Pricesmart, Inc.		92,600	2,635,396	2.93%
			5,947,963	6.61%
Energy - 9.06%
Genesis Energy LP		65,200	1,396,584	1.55%
Ico, Inc. (a)		207,000	2,005,830	2.23%
Matrix Service Co. (a)		93,500	1,684,870	1.87%
Ultrapar Participacoes S.A. - ADR (b)		67,200	2,217,600	2.46%
Western Refining, Inc.		40,000	854,000	0.95%
			8,158,884	9.06%
Health Care - 3.04%
Emergency Medical Services Corp. (a)		54,200	1,667,734	1.85%
WellCare Health Plans, Inc. (a)		22,800	1,071,372	1.19%
			2,739,106	3.04%
Industrials - 35.39%
Astec Industries, Inc. (a)		48,600	1,500,282	1.67%
Barnes Group, Inc.		70,500	1,878,825	2.09%
Chart Industries, Inc. (a)		80,000	2,024,800	2.25%
CNH Global N.V. (b)		40,700	2,013,022	2.24%
CPI Corp.		36,500	740,950	0.82%
Cummins, Inc.		40,000	1,931,200	2.15%
Dyncorp International, Inc. (a)		107,500	2,211,275	2.46%
General Cable Corp. (a)		27,900	1,618,479	1.80%
Hardinge, Inc.		60,900	1,038,345	1.15%
Horizon Lines Inc. Class A		65,300	1,226,987	1.36%
Hudson Highland Group, Inc. (a)		126,900	864,189	0.96%
Integrated Electrical Service (a)		71,100	961,983	1.07%
Kaman Corp.		68,100	2,011,674	2.23%
MFRI, Inc. (a)		81,400	1,300,772	1.44%
Perini Corp. (a)		32,300	1,128,885	1.25%
Pinnacle Airlines Corp. (a)		122,100	1,641,024	1.82%
Robbins & Myers, Inc.		39,800	2,637,944	2.93%
Terex Corp. (a)		25,500	1,498,380	1.66%
Twin Disc, Inc.		61,500	931,110	1.03%
Volvo AB - ADR (b)		107,000	1,421,249	1.58%
VSE Corp.		46,600	1,289,422	1.43%
			31,870,797	35.39%
Information Technology - 7.33%
Amkor Technology, Inc. (a)		157,600	1,204,064	1.34%
Avnet, Inc. (a)		53,000	1,887,330	2.10%
Iomega Corp. (a)		430,600	1,179,844	1.31%
Methode Electronics, Inc.		129,900	1,574,388	1.75%
Miva, Inc. (a)		330,600	743,850	0.83%
			6,589,476	7.33%
Materials - 24.45%
AK Steel Holding Corp. (a)		60,500	2,890,690	3.21%
Arcelor Mittal - ADR (b)		35,400	2,350,206	2.61%
Buckeye Technologies, Inc. (a)		150,700	1,981,705	2.20%
Celanese Corp.		62,200	2,312,596	2.57%
Innospec, Inc.		76,500	1,206,405	1.34%
LSB Industries, Inc. (a)		108,200	2,983,074	3.31%
Owens-Illinois, Inc. (a)		63,100	3,180,240	3.53%
Penford Corp.		64,000	1,431,680	1.59%
Terra Industries, Inc. (a)		81,700	3,682,219	4.09%
			22,018,815	24.45%
Utilities - 1.84%
Reliant Energy, Inc. (a)		78,000	1,659,060	1.84%
TOTAL COMMON STOCKS (Cost $112,646,732)			$88,885,502	98.72%

		Principal		% of Net
		Amount	Value	Assets
SHORT TERM INVESTMENTS - 1.59%
Discount Notes - 1.58%
Federal Home Loan Bank Discount Note,
1.702%, due 02/01/2008		$1,424,000	$1,424,000	1.58%
Total Discount Notes (Cost $1,424,000)			1,424,000	1.58%

Variable Rate Demand Notes# - 0.01%
American Family Financial Services, Inc.
2.798%		4,335	4,335	0.01%
Total Variable Rate Demand Notes (Cost $4,335)			4,335	0.01%
TOTAL SHORT TERM INVESTMENTS (Cost $1,428,335)			$1,428,335	1.59%
Total Investments (Cost $114,075,067) - 100.31%			$90,313,837	100.31%
Liabilities in Excess of Other Assets - (0.31)%			(282,117)	(0.31)%
TOTAL NET ASSETS - 100.00%			$90,031,720	100.00%

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
	January 31, 2008.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$115,051,733
	Gross unrealized appreciation	7,339,326
	Gross unrealized depreciation	(32,077,222)
	Net unrealized depreciation	$(24,737,896)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date          3/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date          3/24/08

By (Signature and Title)*                   /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date          3/24/08